Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Liabilities

($ millions)	2022	2021
Long-term compensation liability	49.1	40.6
Lease liability	24.9	25.5
Decommissioning liability	41.6	34.2
Other current liabilities	115.6	100.3